Overview: (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Oct. 19, 2017	Sep. 30, 2017	May 26, 2017
Non-controlling interest at the business combination date		$ 310,827
Total purchase consideration		$ 4,100,624	$ 3,789,797
Aerostar [Member]
Cash paid				$ 726,628
Previous benefit acquired by departure of the previous shareholder				848,923
Consideration on May 26, 2017				1,575,551
Fair value of share capital held in Aerostar prior to the business combination				7,877,756
Non-controlling interest at the business combination date	$ 6,302,205			6,302,205
Total purchase consideration				$ 15,755,512